Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 33,204		¥ 48,115		$ 4,814
LIABILITIES
Operating lease liabilities, current	12,439		16,556		1,803
Operating lease liabilities, non-current	26,482		38,832		3,840
Total	38,921		55,388		$ 5,643
Cash paid for amounts included in the measurement of lease liabilities	15,048	$ 2,182	26,000	¥ 38,399
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 5,642	$ 818	¥ 43,855	¥ 28,444
Weighted average remaining lease term (years)	8 years 29 days		6 years 9 months 21 days		8 years 29 days
Weighted average discount rate	5.00%		5.00%		5.00%